Securities Act File No. 33-40682
Investment Company Act File No. 811-06312

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/

Post-Effective Amendment No. 95	/X/

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/X/

Amendment No. 95	/X/

(Check appropriate box or boxes)

THE LAZARD FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

(212) 632-6000

(Registrant's Telephone Number, including Area Code)

30 Rockefeller Plaza, New York, New York 10112

(Address of Principal Executive: Number, Street, City, State, Zip Code)

Nathan A. Paul, Esq.
30 Rockefeller Plaza
New York, New York 10112
(Name and Address of Agent for Services)

Copy to:
Janna Manes, Esq.
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b)
X	on October 29, 2014 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on (DATE) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on (DATE) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
X	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 95 to the Registration Statement on Form N-1A for The Lazard Funds, Inc. is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 solely for the purpose of delaying, until October 29, 2014, the effectiveness of Post-Effective Amendment No. 92 ("PEA No. 92"), which was filed with the Securities and Exchange Commission (the "SEC") via EDGAR Accession No. 0000930413-14-003984 on September 12, 2014.

PART A – PROSPECTUS

The Prospectus for Lazard Master Alternatives Portfolio is incorporated herein by reference to Part A of PEA No. 92.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information ("SAI") for Lazard Master Alternatives Portfolio is incorporated herein by reference to Part B of Post-Effective Amendment No. 89, filed with the SEC via Edgar Accession No. 0000930413-14-003233 on July 17, 2014.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 92.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 29th day of September, 2014.

THE LAZARD FUNDS, INC.

By:	/s/ Charles L. Carroll
Charles L. Carroll, Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Charles L. Carroll Charles L. Carroll	President and Director	September 29, 2014
/s/ Stephen St. Clair Stephen St. Clair	Treasurer and Chief Financial Officer	September 29, 2014
/s/ Ashish Bhutani Ashish Bhutani	Director	September 29, 2014
/s/ Kenneth S. Davidson Kenneth S. Davidson	Director	September 29, 2014
/s/ Nancy A. Eckl Nancy A. Eckl	Director	September 29, 2014
/s/ Trevor M. Morrison Trevor M. Morrison	Director	September 29, 2014
/s/ Leon M. Pollack Leon M. Pollack	Director	September 29, 2014
/s/ Richard Reiss, Jr. Richard Reiss, Jr.	Director	September 29, 2014
/s/ Robert M. Solmson Robert M. Solmson	Director	September 29, 2014

*By:	/s/ Nathan A. Paul Attorney-in-fact, Nathan A. Paul